Summarized Financial Information of Zonda Debtors	12 Months Ended
Dec. 31, 2018
Summarized Financial Information of Equity Method Investee Disclosure [Abstract]
Summarized Financial Information of Zonda Debtors

Note 24—Summarized Financial Information of Zonda Debtors

The following presents summarized financial information of the Zonda Debtors which were deconsolidated as of November 19, 2018 and accounted for under the equity method in the Successor period in 2018.

Pacific Drilling VIII Limited and Pacific Drilling Services, Inc.

Summarized Financial Information

(in thousands)

Period From
November 20, 2018
through
December 31, 2018

Intercompany revenues	$1,410
Costs and expenses	(499)
Operating income	911
Net income	392

December 31,
2018

Current assets	$5,569
Noncurrent assets	213,725
Current liabilities	1,864
Noncurrent liabilities(a)	331,786

(a)	Noncurrent liabilities primarily consist of pre-petition intercompany payable.